Consolidated Balance Sheets (Parenthetical) - USD ($)	Oct. 31, 2016	Jan. 31, 2016	Jan. 31, 2015
Statement of Financial Position [Abstract]
Debt discount		$ 8,470	$ 41,928
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	6,250,000,000	6,250,000,000	1,250,000,000
Common stock, shares issued	1,885,102,161	1,568,937,905	920,001,430
Common stock, shares outstanding	1,885,102,161	1,568,937,905	920,001,430